Investments, Available for Sale Debt Securities - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2024 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Investments available for sale, at fair value, restricted investments	₨ 1,792,147.6		₨ 2,070,953.6	$ 21,504.1
Debt Securities, Available-for-sale, Unrealized Loss	64,466.1
Net allowance for credit losses	(70.9)	$ (0.9)	70.9
Available-for-Sale Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Available for sale investments, amount eligible towards the Bank's statutory liquidity reserve requirements	6,340,926.3		4,199,442.3	76,085.0
Investments available for sale, at fair value, restricted investments	1,792,147.6		2,070,953.6	$ 21,504.1
Available-for-Sale Debt Securities | Accounting Guidance [Member]
Schedule of Available-for-sale Securities [Line Items]
Net allowance for credit losses	0.0		₨ 70.9
HDB Debt Securities Other Than Asset And Mortgage Backed Securities | Government Issued or Backed Securities
Schedule of Available-for-sale Securities [Line Items]
Net allowance for credit losses	₨ 0.0
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Average credit rating	AAA	AAA
Asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Average credit rating	AAA	AAA